Document and Entity Information	Dec. 15, 2022
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001806156
Document Type	8-K
Document Period End Date	Dec. 15, 2022
Entity Registrant Name	Gaming & Hospitality Acquisition Corp.
Entity Incorporation State Country Code	DE
Entity File Number	001-39987
Entity Tax Identification Number	84-5014306
Entity Address, Address Line One	3755 Breakthrough Way #300
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89135
City Area Code	(800)
Local Phone Number	211-8626
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Units Each Consisting Of One Share Of Class A Common Stock 0.0001 Par Value And One Third Of One Redeemable Warrant To Purchase One Share Of Class A Common Stock 2 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one share of Class A common stock, $0.0001 par value, and one-third of one redeemable warrant to purchase one share of
Trading Symbol	GHACU
Security Exchange Name	NASDAQ
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A common stock, par value $0.0001 per share
Trading Symbol	GHAC
Security Exchange Name	NASDAQ
Redeemable Warrants Each Exercisable For One Share Of Class A Common Stock At An Exercise Price Of 11.50 Per Share Subject To Adjustment 1 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Redeemable warrants, each exercisable for one share of Class A common stock at an exercise price of $11.50 per share, subject to adjustment
Trading Symbol	GHACW
Security Exchange Name	NASDAQ